Employees and remuneration of key management personnel - Remuneration of key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees and remuneration of key management personnel
Wages and salaries	£ 18	£ 12	£ 14
Social security costs	1	1	1
Pension and other post-employment costs	1	2	1
Share-based incentive plans	9	7	8
Total employment costs	£ 29	£ 22	£ 24